Selling and marketing expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function
Staff costs	$ 7,592,934	$ 2,863,734	$ 29,323,121
Selling and marketing expenses	120,984	93,431	17,455,198
Selling and marketing expenses
Disclosure of attribution of expenses by nature to their function
Offline marketing expenses	71,571	48,272	1,420,687
Staff costs	49,413	38,252	7,358,107
Growth marketing expenses		6,907	8,676,404
Selling and marketing expenses	$ 120,984	$ 93,431	$ 17,455,198